Provision for Pension Plan - Underfunded Status (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2018
Defined Benefit Plan Disclosure [Line Items]
Total unfunded status		R$ 632,420	R$ 560,046
Reclassification to liabilities subject to compromise		(560,046)	(560,046)
Defined benefit plans		72,374		R$ 664,013
Current				92,884
Non-current		72,374		571,129
Other Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans				472
BrTPREV Plans
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans		629,120	500,816	660,083
BrTPREV Plans | Financing Obligation
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans	[1]		55,954
PAMEC Plan
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans		R$ 3,300	R$ 3,276	R$ 3,458

[1]	(i) Represented by the agreement of financial obligations, entered into by the Company and Fundação Atlântico intended for the payment of the mathematical provision without coverage by the plan's assets. This obligation represents the additional commitment between the provision recognized pursuant to the actuarial assumptions and the financial obligations agreement calculated based on the laws applicable to close-end pension funds, regulated by PREVIC. This agreement was added to the court reorganization's list of creditors under Class I (Note 1).